Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Related Party Disclosures
Schedule of related party transactions

(DKK million)	2024	2023

Transactions with subsidiaries:
Income statement:
Net product sales	1,244	136
Reimbursement revenue	1,140	937
Cost of product sales	(28)	(62)
Service fee costs	(5,752)	(5,326)
Milestone costs	(545)	(893)
Impairment investment in subsidiaries	(10,402)	-
Dividend income	13,026	-
Financial income	6	1
Financial expense	(7)	(10)

Balance sheet:
Intangible assets	1,029	291
Current receivables	964	650
Current payables	(887)	(2,525)